Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Credit Loss [Abstract]
Balance at beginning of the year	$ 22,794	$ 36,187
Current provision (recoveries)		(8,782)
Written off		(4,611)
Balance at end of the year	$ 22,794	$ 22,794